VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.18

Loan Level Exceptions
Run Date - 11/18/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Final Credit	Final Value	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
1PVH3MJJZ1C	XXXXXX	XXXX XXX XXXX	3	2	3	2	2	2	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The hazard insurance does not have Ordinance and Law coverage.  The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   Lender guidelines section XX states Traditional X owner user properties are required to obtain business interruption policy.  The policy (p.XXX) does not have business interruption coverage.

*** (OPEN) Loan has escrow holdback. No proof it was released - EV 2
COMMENT:   The subject is XXX% vacant shell.  Holdback of $XXX,XXX.XX    Approval has an approved exception allowing based on mitigated factors of being a seasoned investor and strong reserves.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: Lender guidelines section XX requires mortgage payment history for the past XX months on the borrowers primary residence. The credit reports the history thru XX/XX/XXXX (p.XXX) and the file contains the mortgage statement with the XX/XX/XXXX payment listed due for XX/XX/XXXX (p.XXX). The file is missing evidence of the XX/XX/XXXX and XX/XX/XXXX payments.
5IVBIGSFZEK	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg XX) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the subject property. The file include evidence of payments from XXXX. The file did not include evidence of XXX and XXX payments.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
SX5H2KLXQM3	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The credit report reflected the borrowers primary residence paid through XX/XX/XXXX. The file is missing evidence of the XX/XXXX and XXXX payments.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The guidelines (pg XX) requires proof of down payment to be verified.  The file included the receipt of funds for XXXX, not the subject property.  The file is missing the receipt of funds for the subject transaction.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT: The file is missing the final HUD for the subject property. The file included an estimated HUD (pg XX) and buyers final HUD (pg XX) for property XX XX Xt, which is not the subject property.
PCZIBR5CMOG	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XX) insurance criteria: An "all risk" policy is acceptable on the following forms: DP3, special/broad, Dwelling Fire Form 3, DP-3, or a Proprietary landlord insurance policy from major carrier. The evidence of insurance (pg XX) is a basic policy. The file included an approved exception (pg XX) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg XX) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of XXX.  The borrowers’ qualifying score is 645. The file included an approved exception (pg XX) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property. The subject note paid at closing matured XXXX, no payments were made since XXXX. The file included an approved exception (pg XX), citing mitigating factors of seasoned investor and strong reserves.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
032AYKLGENW	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
FIFLEFQNSGH	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT: The guidelines (pg XX) requires a minimum DSCR of X% for Owner/User Traditional II transactions with a loan amount greater than $XXX,XXX.XX The loan closed with a loan amount of $XXX,XXX.XX The file included an approved exception (pg XXX), citing mitigating factors of high FICO and strong reserves.
EAHGIBNCOZL	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines (pg XX) for Investor 1-4 allow a minimum loan amount of $XXX,XXX.XX   The subject closed with a loan amount of $XXX,XXX.XX  The file included an approved exception (pg XX) Mortgage history for primary residence less than 12 months - EV 2
													COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg XXX), citing mitigating factors of high FICO and strong reserves.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
BWCPXJ03EWM	XXXXXX	XXXX XXX XXXX	3	2	2	3	2	2	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pg XX) Borrower(s) with no credit history will be considered on a case-by-case basis. Some type of credit verification should be attempted (i.e., utility accounts, telephone accounts, rental accounts, etc.). The borrower does not have a credit score and does not have a qualifying tradeline history.  The file did not include evidence credit verification was attempted via utility accounts, telephone accounts, rental accounts, etc. The file included an approved exception (pg XX) Does not meet Seasoning Requirements  - EV 2
COMMENT:   The matrix (pg XX) reflects a title seasoning requirement of 1 day.  The file included two individuals, with only one being on title prior to closing. The file included an approved exception (pg XX) Property Issues indicated - EV 2
COMMENT:   The analyst review (pgs 4, 255) reflects the properties current zoning use is not re-buildable per the city planner. The rebuild would have to be to commercial use per the appraiser.  The subject is a SFR.

*** (OPEN) Purpose does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a X-year prepayment. The appraiser confirms the property was listed XXXX;MLS#; MLXXX, removed XX/XX/XXXX. The subject loan closed as a cash out refinance with a XX-month prepayment. The file included an approved exception (pg XX) Validation of primary residence - Missing - EV 2
													COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The file is missing proof of residence for the borrowers primary residence. The file included an approved exception (pg XXX), citing mitigating factors of low LTV.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
PE4YNN3OFPR	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Asset Verification insufficient - EV 2
COMMENT:   The guidelines (pg XX) require down payment and verification of funds to close. The final HUD (pg XX) reflects cash to close in the amount of $XXX,XXX.XX  The loan file contains a (pg XX) VOD with account #XXXX and a balance of $XXX,XXX.XX  The funds to close is documented with a wire receipt (p 245) from account #XXXX for $XXX,XXX.XX  Funds of $XXX,XXX.XX  have not been verified. The file included an approved exception (pg XX) Borrower(s)  Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types.  The evidence of insurance (pg XX) does not include the law and ordinance endorsement. The file included an approved exception (pg XX) Cash reserves less than required by guidelines - EV 2
COMMENT:   The guidelines (p 49) for first-time buyer requires a minimum of 3 months PI reserves post-closing. The final HUD (pg XX) reflects cash to close in the amount of $XXX,XXX.XX  The loan file contains a (pg XX) VOD with account #XXXX and a balance of $XXX,XXX.XX  The funds to close is documented with a wire receipt (p 245) from account #XXXX for $XXX,XXX.XX  Funds of $XXX,XXX.XX  were not verified. X months PI reserves of $XXX,XXX.XX  were not verified. The file included an approved exception (pg XX) Loan does not conform to program guidelines - EV 2
COMMENT:   The matrix (pg XX) indicates there are ineligible lending locations nationwide. The loan approval has an unmitigated exception for this.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The guidelines (pg XX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past 12 months from borrower. The loan file contains (p XXX) one-month canceled rent check dated XXX and (zip folder) a canceled rent check dated April XXXX. The loan file is missing a full 12 months payment history or VOR.
RZJM3CCEROW	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT:   The guidelines (pg XX) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $XXX,XXX.XX  The value of $XXX,XXX.XX   The file included a schedule of improvements (pg XX) in the amount of $XXX,XXX.XX  which were made to the property after the purchase.  The file included an approved exception (pg XX) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pg XX) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $XXX,XXX.XX  The value of $XXX,XXX.XX   The file included a schedule of improvements (pg XX) in the amount of $XXX,XXX.XX  which were made to the property after the purchase.  The file included an approved exception (pg XX) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The credit report reflected the borrowers primary 1st mortgage date of last activity is XX/XX/XXXX The file is missing evidence of XX/XX/XXXX and XX/XX/XXXX payments.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
QPKQHAEVNC0	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
													COMMENT: The guidelines (pg XX) requires 1-4 Tenant Occupied; Landlord insurance policy containing loss of rents loss of use or business income coverage. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
A3WALLKKECO	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Rent - EV 2
													COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The file included evidence of rent payments for XX/XX/XXXX. The file did not include evidence of XX/XX/XXXX payments.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
UAKHLJ2DCN0	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) wind/hail deductible up to the lesser of 5% or $XXX,XXX.XX  The evidence of insurance (pg XX) reflects a wind deductible of 12.82% or $XXX,XXX.XX  The file included an approved exception (pg XX) Credit Report expired - EV 2
COMMENT:   The credit report dated 7.11.2024 expired 9.8.2024. The subject note is dated XXXX. The file included an approved exception (pg XX) Does not meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines (pg XX) indicates minimum loan amount for permanent financing for an investor 1-4 is $XXX,XXX.XX  The loan closed with a loan amount of $XXX,XXX.XX  The file included an approved exception (pg XX) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XX) requires the amount of coverage and shall be the lesser of  (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost of the improvements without any deduction for the depreciation Replacement cost can be determined by the endorsement on the insurance cert, the carrier's estimate, or the lenders appraisal estimate, or (c) insurance vender-provided replacement cost coverage amount. The evidence of insurance (p X) reflects an actual cash value coverage of $XXX,XXX.XX  The insurance vender-provided replacement cost estimator (p X) reflects $XXX,XXX.XX  The file included an approved exception (pg XX) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg XX) require a minimum credit score of XXX. The borrower's qualifying score is XXX. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and low LTV.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
EELYSR2AXWI	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
													COMMENT: The guidelines (pg XX) for Investor 1-4 allow a minimum loan amount of $XXX,XXX.XX The subject closed with a loan amount of $XXX,XXX.XX The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and low LTV.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
MAF0ZJ22V23	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XX) insurance criteria: An "all risk" policy is acceptable on the following forms: DP3, special/broad, Dwelling Fire Form 3, DP-3, or a Proprietary landlord insurance policy from major carrier. The evidence of insurance is on a basic form.  The file included an approved exception (pg XX) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past X months on the subject property. The file included bank statements confirming payment from XX/XX/XXXX The file did not include evidence of the XX/XX/XXXX payment. The file included an approved exception (pg XXX), citing mitigating factors of seasoned business and high FICO.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R *** (CURED) Missing Documentation - EV R COMMENT: The file is missing the Certification of Occupancy.
C2LWOK0A0ML	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of XXX.  The borrowers’ qualifying score is XXX. The file included an approved exception (pg XX) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The credit report confirmed the payment history through XX/XX/XXXX, reflecting XX day late on XX/XX/XXXX. The file did not include evidence of XX/XX/XXXX payment.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
T3JOQFPKL0X	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Asset document has expired - EV 2
COMMENT:   The assets are unverifiable as the bank statements are expired.  The loan approval has an approved exception based on mitigated factor of being a seasoned investor.

*** (OPEN) Borrower(s)  Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The hazard insurance policy does not have the required ordinance and law coverage.  The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   Lender guidelines requires a DSCR of X for an owner user traditional X loan.  The subject DSCR is .X.  The loan approval has an approved exception allowing based on mitigated factors of strong reserves & seasoned business.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: Lender guidelines required verification of mortgage payments for the most recent XX months for the primary residence. The credit report has verification thru XX/XX/XXXX The Note date is XX/XX/XXXX The loan file is missing evidence the XX/XX/XXXX and XX/XX/XXXX payments have been made.	*** (CURED) Hazard Insurance - EV R
COMMENT:   The Condo Master policy (P.xxx)         expired XX and the Note date is XX.

*** (CURED) Missing Title evidence - EV R
COMMENT: The loan file is missing the preliminary title policy.
TZSIF0RFK25	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT: The loan file contains one lease and the subject consists of X units. The loan approval has an approved exception allowing based on mitigated factor of low LTV.	*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The loan file is missing the subject Note.

*** (CURED) Valid ID - Missing - EV R
COMMENT: The driver's license expired XX The loan file is missing a valid ID.
FWOMMCTTN5F	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
													COMMENT: The guidelines (pg XX) indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The evidence of insurance (pg XX) reflects loss of use and does not indicate Landlord/Rental policy	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R *** (CURED) HOA Certificate - EV R COMMENT: The file is missing the condo questionnaire.
WQN4XXDTXOH	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg XX) require a minimum credit score of XXX. The borrower's qualifying score is XXX. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and strong marketing trends.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
VOARQUHOQZD	XXXXXX	XXXX XXX XXXX	3	1	3	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT: The final master HUD executed by the borrower or stamped by the settlement agent is missing. The loan file contains a copy of the Estimated HUD Approved for Funding (pg XX) which was signed and stamped.
G1N3H0P5FGV	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
													COMMENT: The matrix (pg XX) allows a max LTV of XX% for a Foreign Investor. The loan closed with a LTV of XX.00%. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and strong reserves.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
L3JC1L1F2CI	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   Lender guidelines (P.xxx)  states for borrowers to be eligible they must exhibit at least two active major consumer credit and/or mortgage accounts.  The borrower has XX Small credit cards and a mortgage reported for only X months. The loan approval has an approved exception allowing based on mitigated factor of high FICO

*** (OPEN) Hazard Insurance - EV 2
COMMENT: Lender guidelines require business interruption coverage for owner user properties. The hazard policy does not have this coverage.
M2IZERLUT5T	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report is expired as of XX/XX/XXXX.  The loan approval has an approved extension to XX/XX/XXXX based on mitigated factor of strong reserves.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   Lender guidelines required a minimum DSCR of X for an owner/user traditional X loan.  The subject DSCR is .X, which is below the minimum required.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   The borrower is a first time investor and guidelines require a X% LTV reduction for a first time investor for a maximum allowable LTV of XX%. The subject LTV is X%.  The loan file has an approved exception allowing based on mitigated factors of strong reserves and having a seasoned investor.  It is to be noted a first time investor would not have a mitigated factor of seasoned investor.

*** (OPEN) Verification of Rent - EV 2
COMMENT: Lender guidelines required the previous X months primary housing payments. The loan file contains XX months; however, is missing XX/XX/XXXX
1T0RS51PLI2	XXXXXX	XXXX XXX XXXX	3	2	3	3	1	2	*** (OPEN) Property Issues indicated - EV 2
COMMENT: The appraisal reflects roof/deferred maintenance due to hurricane XXX with an estimated cost to cure of $XXX,XXX.XX Lender guidelines section (P.xxx) states minor and/or cosmetic deferred maintenance shall be limited to X% of XXX's review value up to a maximum of $XXX,XXX.XX The loan file does not contain evidence this was repaired as it exceeds $XXX,XXX.XX The loan file does not have an estimate to determine the actual damage amount and if it is within the guideline maximum of $2XXX.
MOSD01VVPV0	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) require the policy must contain Law and Ordinance endorsement X for traditional 1 and 2 property types.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg XX) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The loan closed XX/XX/XXXX The file included an approved exception (pg XX) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XX) wind/hail deductible up to the lesser of X% or $XXX,XXX.XX   The evidence of insurance (pg XX) reflects a wind deductible of X% of $XXX,XXX.XX  The file included an approved exception (pg XX) Lease Requirement  - EV 2
COMMENT: The compliance matrix (pg XX) requires lease, rent roll and X-year operating statements on Traditional loans > $XXX,XXX.XX The loan is a Traditional I loan, with a loan amount of $XXX,XXX.XX The file did not include prospective lease for Owner/User commercial unit. The file included an approved exception (pg X), citing mitigating factors of high FICO and seasoned investor.
WPYDHBMWYRZ	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT: Lenders guidelines section X requires traditional X owner user properties to obtain a business interruption policy. The policy in the file does not contain this required coverage.	*** (CURED) Title issue - EV R
COMMENT: The preliminary title (P.xxx) shows the owner of the subject as of XXXX as XX Successor Trustee of the X X X and X X X XThere is a Deed in the file (P.xxx) showing ownership transfer from X X. X, a single person and XX XX a single person to X X dated XXXX The file does not have evidence of when it was transferred from the Trust per the title, the XXXX XXX & the borrower.
SPH4VA5XMNR	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XX) indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The evidence of insurance (pg XX) reflects loss of use and does not indicate Landlord/Rental policy.  The file included an approved exception (pg XX) Fraud Alert on credit report - EV 2
COMMENT:   Borrower initiated Fraud Alert and extension on Credit Report.

*** (OPEN) Loan amount exceeds guideline maximum - EV 2
COMMENT:   The matrix (pg XX) reflects the maximum loan amount for 1-4 Investors is $XXX,XXX.XX   The loan closed with a loan amount of $XXX,XXX.XX  The file included an approved exception (pg XX) Missing Market Rent / Operating Agreement - EV 2
COMMENT: The file is missing the market rent for the appraisal used for qualifying purposes.
WG4YZ1OQHT5	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
													COMMENT: The credit report dated XX/XX/XXXX expired XX/XX/XXXX. The subject note is dated XX/XX/XXXX The file included an approved exception (pg X), citing mitigating factor of low LTV.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
1HRPA2CAZDC	XXXXXX			XXXX XXX XXXX		3	2	3	1	2	1		*** (OPEN) Credit Report expired - EV 2 COMMENT: The credit report dated XX/XX/XXXXexpired XX/XX/XXXX The loan closed XX/XX/XXXX	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
ROIFRIZMYUI	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
SS5BABEZPX5	XXXXXX			XXXX XXX XXXX		3	2	3	1	2	1		*** (OPEN) Credit Report expired - EV 2 COMMENT: The credit report dated XX/XX/XXXX expired XX/XX/XXXX The loan closed XX/XX/XXXX	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
SAURPEVAUA0	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
													COMMENT: The guidelines (pg XX) for Investor 1-4 allow a minimum loan amount of $XXX,XXX.XX The subject closed with a loan amount of $XXX,XXX.XX The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and high FICO.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
CMBWFP4VAA0	XXXXXX			XXXX XXX XXXX		3	2	3	1	2	1		*** (OPEN) Credit Report expired - EV 2 COMMENT: The credit report dated XX/XX/XXXX expired XX/XX/XXXX The loan closed XX/XX/XXXX	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
3IUYHC5AZ44	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Asset Verification insufficient - EV 2
COMMENT:   The guidelines (pg XX) require down payment and verification of funds to close.  The file included the wire receipt of funds to close (pg XX) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The loan closed XX/XX/XXXX. The file included an approved exception (pg XX) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines (pg XX) requires a minimum DSCR of X.% for Owner/User Traditional II transactions with a loan amount greater than $XXX,XXX.XX  The file included an approved exception (pg XX) Foreclosure History does not meet guidelines - EV 2
COMMENT:   The guidelines (pg XX) indicates if a foreclosure was reported within the X- month period prior to the credit report date, the loan will be generally considered ineligible. Property profile for investment XXX XXX XXX includes Open Foreclosure-Notice of Trustee's Sale, dated XX/XX/XXXX (pg XX) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XX) require Wind and Storm (“Wind and Hail”) policies are required for properties located in areas of high risk.  The evidence of insurance (pg XX) does not include wind and hail coverage.  The file included an approved exception (pg XX) Lease Requirement  - EV 2
													COMMENT: The compliance matrix (pg XX) requires lease, rent roll and X-year operating statements on Traditional loans > $XXX,XXX.XX The loan is a Traditional II loan, with a loan amount of $XXX,XXX.XX The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and strong reserves.	*** (CURED) 2nd Mortgage / HELOC Terms required - EV R COMMENT: The file is missing the second lien Mortgage.
QDQZWIIYMBL	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) For Investor 1-4 properties, $XXX,XXX.XX  The evidence of liability insurance reflects coverage of $XXX,XXX.XX  The file included an approved exception (pg XX) Does not meet minimum loan amount requirements - EV 2
COMMENT: The guidelines (pg XX) for Investor 1-4 allow a minimum loan amount of $XXX,XXX.XX The subject closed with a loan amount of $XXX,XXX.XX The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and low LTV.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT: The file is missing the final HUD. The file included a final HUD (pg XX) for property XX South X The subject property is XX XX XX
DNVC4CSV03F	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guideline (pg XX) for Traditional loan requires a minimum limit of liability with respect to bodily injury and property damage is $XXX,XXX.XX  The file included an approved exception (pg XX) Lease Requirement  - EV 2
COMMENT: The subject transaction is a refinance, the appraisal reflected the property was vacant in the apartments and occupied in the commercial space. The file did not include a lease agreements for the apartments. The file included an approved exception (pg X), citing mitigating factor of seasoned investor.
UZPXAZC1Z2Y	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1
F15NHNK3J0G	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The hazard insurance is not paid in full as it is part of a payment plan.  The loan approval has an approved exception allowing based on mitigated factors of strong reserves and high FICO.

*** (OPEN) Collections, liens or judgments not paid at closing - EV 2
COMMENT:   Lender guidelines section X (P.xxx)         states collection accounts do not need to be paid off if the balance of an individual account is less than $XXX,XXX.XX   The guidelines do not specify anything about XXXX.  The credit report reflects an open collection in the amount of $XXX,XXX.XX  (OPEN) DSCR Is Not Eligible - EV 2
COMMENT: Lender guidelines require a minimum DSCR for an owner/user property of X and the subject DSCR is .X. The loan approval has an approved exception allowing based on mitigated factors of strong reserves and high FICO.
P2WDXZD1BYA	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pg XX) require a mortgage payment history of X, the last X months, none in the last X days and mortgage must be current, X or X in the last X months.  The payment history and payoff confirm the borrower was X in the last Xmonths and X in the last X days.  The file included an approved exception (pg XX) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of X.  The borrowers’ qualifying score is X. The file included an approved exception (pg XX) Rural Property ineligible - EV 2
COMMENT: The guidelines indicate properties located in a town or city with a population less than XXXX but greater than or equal to XX and are within a X miles radius (center of each city) of a city with a population of X or more are eligible collateral. A search of the property confirms the population is XX as of X The nearest city with a population of over $XXX,XXX.XX miles away. The file included an approved exception (pg X), citing mitigating factors of low LT and seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Title issue - EV R
COMMENT: The title (pg XX) shows the owner of record is the borrower as of XX; however, the XX report (pg XX) reflects ownership transferred XX to an individual not associated with the subject transaction.
HW1BPOZYB2V	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
LFC5QUAXVL0	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pg XX) For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflected two active accounts with a high balance of $XXX,XXX.XX  The file included an approved exception (pg XX) Ineligible Location - EV 2
COMMENT: The matrix (pg XX) indicates there are ineligible lending locations nationwide. The file included an approved exception (pg XX) for state exclusion override, citing mitigating factors of seasoned investor, strong DCR and property condition.
RJ33A0HVL5Q	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXXexpired XX/XX/XXXX.  The loan closed XX/XX/XXXX.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
													COMMENT: The guidelines (pg XX) require a mortgage payment history of X, the last X months, none in the last X days and mortgage must be current, X or X in the last X months. The file included a VOM with the lender reflecting a payment history of X. The file included an approved exception (pg X), citing mitigating factors of low LTV.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
DVD3K4QAZ24	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pg XX) require a mortgage payment history of X, the last X months, none in the last X days and mortgage must be current, X or X in the last X months. The credit report confirms the borrower is X as of XX/XX/XXXX. The file included an approved exception (pg XX) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of X.  The borrowers’ qualifying score is X. The file included an approved exception (pg XX) Rural Property ineligible - EV 2
													COMMENT: The guidelines indicate properties located in a town or city with a population less than X but greater than or equal to X and are within a X miles radius (center of each city) of a city with a population of X or more are eligible collateral. A search of the property confirms the population is X as of X. The nearest city with a population of over $XXX,XXX.XX miles away	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
NJSTU11P0GW	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past X months on the subject property. The file did not include evidence of the mortgage history for the subject property. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investors and high FICO.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Hazard Insurance - EV R
COMMENT:   The file is missing the evidence of insurance for XX

*** (CURED) Missing Doc - EV R
COMMENT: The file is missing the XX report for XX (this is cross of more than X property).
1HNDNDEU1XO	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   Lender guidelines section X-VIII requires initial policy must be paid in full prior to closing.  Per the email in the file (P.xxx)      , the subject is on a payment plan with X  equal installments; therefore it is not paid in full.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: The loan approval has an approved exception for a State Exclusion Override based on mitigated factors of being a seasoned investor and strong reserves.
YZPPL3KH4BW	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The hazard insurance is missing the unit # and missing Law and Ordinance coverage.  The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.

*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report expired XX/XX/XXXX and the Note is dated XX/XX/XXXX.  The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The credit report shows the primary housing expense paid thru XX/XX/XXXX and the mortgage statement provided shows the XX/XX/XXXX payment made (P.xxx) . The loan file is missing the payment history for the primary residence from XX/XX/XXXX
2QDRECFIGXM	XXXXXX			XXXX XXX XXXX		3	1	3	1	1	1
CA0SGOHAK55	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   Lender guidelines section 7.2 requires the hazard insurance to have Law and Ordinance endorsement on Traditional X loans.  The hazard insurance does not have this coverage.  The loan approval has an approved exception allowing based on mitigated factors of strong reserves and seasoned investor.

*** (OPEN) Ineligible Location - EV 2
COMMENT:   The matrix (pg XX) indicates there are ineligible lending locations nationwide.  The file included an approved exception (pg XX) for state exclusion override, citing mitigating factor of strong reserves.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   There is defaulted interest of $XXX,XXX.XX   The loan approval has an approved exception allowing based on mitigated factors of strong reserves and seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   Lender guidelines (P.xxx)       require a minimum score ofX and the borrowers qualifying score is X.  The loan approval has an approved exception allowing based on mitigated factors of strong reserves and seasoned investor.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The loan file is missing the payment history for the loan on the subject property.
H3HRLD0SAWJ	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Purpose does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg XX) Properties that have been recently listed (within the past X months) are Eligible for Rate and Term refinances only with a X-year prepayment. The file included a termination of listing contract, dated XX/XX/XXXX (pg XX) The subject was listed for sale XX/XX/XXXX for $XXX,XXX.XX XX/XX/XXXX and XX/XX/XXXX. A search of the property confirms the property was not taken off the market and is still currently listed. The subject loan closed as a cash out refinance with a XX-month prepayment. The file included an approved exception (pg X), citing mitigating factors of low LTV	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
JFPMCLYW4OY	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Flood Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) confirms Flood deductible up to X% is acceptable. The evidence of flood insurance (pg XX) reflects total coverage of $XXX,XXX.XX  The loan approval does not reflect an approved exception for this.

*** (OPEN) Borrower(s)  Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) for investor 1-4 properties general liability insurance, $XXX,XXX.XX  The loan file contains (pg XX) insurance policy with general liability coverage of $XXX,XXX.XX  The file included an approved exception (pg XX) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of X. The borrower's qualifying score is X The file included an approved exception (pg XX) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg XX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past X months. The loan file contains (pgs X) X months of canceled checks to a private party. The loan file is missing the VOM from the private party to support the canceled checks.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
ZEEWWHO2GJ1	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
2PVCLDIY30Q	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
													COMMENT: The guidelines (pg XX) wind/hail deductible up to the lesser ofX% or $XXX,XXX.XX The evidence of insurance (pg XX) reflects a wind deductible of X% or $XX, which exceeds the allowed $XX threshold.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
PEJVF33QO3Q	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT: The guidelines (pg XX) wind/hail deductible up to the lesser of 5% or $XXX,XXX.XX The evidence of insurance (pg XX) reflects a wind deductible of X% or $XXX, which exceeds the allowed $XXX threshold.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Hazard Insurance - EV R
COMMENT: The guidelines (pg XX) require Purchases without escrow accounts require evidence that the first-year premium has been paid, if paid prior to closing and if paid through escrow, the full first year premium must be reflected as a disbursement on the HUD-1 Settlement Statement. The final HUD (pg XX) does not reflect the full year premium of $XXX,XXX.XX for property and $XXX,XXX.XX for general liability were paid. The evidence of insurance (pg XX) reflects the premium is due.
FF52C3YQC50	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pg XX) For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The borrowers credit report reflects the borrower has one authorized active account with a high balance of $XXX,XXX.XX  (OPEN) Mortgage history for primary residence less than 12 months - EV 2
													COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past Z months on the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg X, citing mitigating factors of high FICO.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
TS22HXP01TM	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Rural Property ineligible - EV 2
													COMMENT: The guidelines indicate properties located in a town or city with a population less than XXX but greater than or equal to XXX and are within a X miles radius (center of each city) of a city with a population of XX or more are eligible collateral. A search of the property confirms the population is XXX as of XXXX The nearest city with a population of over $XXX,XXX.XX miles away. The file included an approved exception (pg X), citing mitigating factors of low LTV.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
2CPOGNZIPGU	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The file contains the XXXX report for the borrowers primary residence X XXX XXX XXX East.

*** (OPEN) Mortgage history for primary residence less than X months - EV 2
COMMENT:   The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past X months on the borrower’s primary residence. The file is missing evidence of the borrowers primary residence.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg XX) require a minimum credit score of X. The borrowers’ qualifying score is X. The file included an approved exception (pg X), citing mitigating factors of strong marketing trends.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the agreement to provide insurance disclosure.

*** (CURED) Missing Doc - EV R
COMMENT:   The file is missing the executed lenders instructions.

*** (CURED) Rural Property ineligible - EV R
COMMENT: The guidelines indicate properties located in a town or city with a population less than X but greater than or equal to X and are within a 25 miles radius (center of each city) of a city with a population of X or more are eligible collateral. A search of the property confirms the population is X as of X. The nearest city with a population of over $XXX,XXX.XX miles away.
N4FIPBM0BOQ	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Asset documentation does not meet guideline requirment - EV 2
COMMENT:   The subject loan has un-verifiable funds as the printout for XXXX account #XXXX (P.xxx)       does not list who the account holder is.  The loan approval has an approved exception allowing based on the mitigated factors of low LTV and strong reserves.

*** (OPEN) Hazard Insurance - EV X
COMMENT:   The hazard insurance wind/hail deductible exceeds guideline maximum of the lesser of X% or $XXX,XXX.XX   The loan approval has an approved exception allowing based on the mitigated factors of low LTV and strong reserves.

*** (OPEN) Lease Requirement  - EV 2
COMMENT: The loan file is missing rental leases for the subject with only the rent roll provided. The loan approval has an approved exception allowing based on the mitigated factors of low LTV and strong reserves.
ILXBQUSAAKG	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The hazard insurance does not have ordinance and law coverage.  The loan approval has an approved exception allowing based on mitigated factors of seasoned investor and Low LTV.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The loan file contains only X leases for the subject property (X units).  The loan approval has an approved exception allowing based on mitigated factors of seasoned investor and Low LTV.

*** (OPEN) Mortgage history for primary residence less than X months - EV 2
COMMENT:   The borrower lives rent free at primary residence.  The loan approval has an approved exception allowing based on mitigated factors of seasoned investor and Low LTV.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: There is no rating for the subject for XX/XX/XXXX and the payoff shows due for XX/XX/XXXX. The loan approval has an approved exception allowing based on mitigated factors of seasoned investor and Low LTV.
J1KF0J1RH3B	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Rural Property ineligible - EV 2
													COMMENT: The guidelines indicate properties located in a town or city with a population less than X but greater than or equal to X and are within a X miles radius (center of each city) of a city with a population of X or more are eligible collateral. A search of the property confirms the population is X as of X. The nearest city with a population of over $XXX,XXX.XX miles away.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
0BM1FJ2UF0L	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Rural Property ineligible - EV 2
COMMENT: The guidelines indicate properties located in a town or city with a population less than X but greater than or equal to X and are within a X miles radius (center of each city) of a city with a population of X or more are eligible collateral. A search of the property confirms the population is X as of X. The nearest city with a population of over $XXX,XXX.XX miles away.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Title issue - EV R
COMMENT: The preliminary title (pg X), Item #X reflects a judgment dated XX $XXX,XXX.XX $XXX,XXX.XX The final HUD did not show the judgments were paid to obtain clear final title.
SMQMS1DJV52	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Rural Property ineligible - EV 2
													COMMENT: The guidelines indicate properties located in a town or city with a population less than X but greater than or equal to X and are within a X miles radius (center of each city) of a city with a population of X or more are eligible collateral. A search of the property confirms the population is X as of X. The nearest city with a population of over $XXX,XXX.XX miles away.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
25F2R43NN2Z	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Rural Property ineligible - EV 2
													COMMENT: The guidelines indicate properties located in a town or city with a population less than X but greater than or equal to X and are within a X miles radius (center of each city) of a city with a population of X or more are eligible collateral. A search of the property confirms the population is X as of X. The nearest city with a population of over $XXX,XXX.XX miles away.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R *** (CURED) Note is missing or unexecuted - EV R COMMENT: The file is missing the note.
GRVR2VELPQR	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT: The guidelines (pg XX) require Wind and Storm (“Wind and Hail”) policies are required for properties located in areas of high risk. The evidence of insurance (pg XX) does not include wind and hail coverage. The file included an approved exception (pg X), citing mitigating factor of high FICO.
ZW0QQ3SVM0K	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines (pg XX) indicates minimum loan amount for permanent financing for an investor 1-4 is $XXX,XXX.XX  The loan closed with a loan amount of $XXX,XXX.XX  The file included an approved exception (pg XX) Lease Requirement  - EV 2
													COMMENT: The subject transaction is a refinance, the appraisal reflected the property was vacant. The file did not include a lease for the subject property. The file included an approved exception (pg X), citing mitigating factors of seasoned investor and low LTV.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
AFWPO5O1TZR	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The condo master policy is missing the unit number. The file included an approved exception (pg XX) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg XX) require a mortgage payment history not reported on the credit report must be verified for the past X months on the borrower’s primary residence. The file included evidence of payment from XX/XX/XXXX however, evidence of XX/XX/XXXX was not provided. The file included an approved exception (pg X), citing mitigating factors of strong reserves.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) HOA Certificate  - EV R
COMMENT:   The file is missing the HOA questionnaire.

*** (CURED) Purchase Contract - EV R
COMMENT: Contract shows the buyer as XX XX The loan closed in the name of XX XX. The file is missing the documentation identifying the correct buyer.
4VWDP1USTWG	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1
OATBLOWYFUG	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) require Refinances without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within X days of close of escrow or proof borrower established monthly payment plan with Insurance Co. The evidence of insurance (p X) is a new policy with a balance of $X and dated XX/XX/XXXX. The final HUD (p X) does not reflect the premium was paid in full and the loan file is missing proof the policy was paid in full.

*** (OPEN) Loan does not conform to program guidelines - EV 2
													COMMENT: The matrix (p XX) indicates a max of X years I/O fixed term. The subject note (p X) reflects a X year I/O term. The loan approval did not have an approved exception for this.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
V5UNSIMUUX1	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) indicates Coinsurance is generally discouraged on investor 1-4 properties.  The evidence of insurance (pgs XXX) indicates coinsurance of X% within the policy.

*** (OPEN) Does not meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines (pg XX) indicates minimum loan amount for permanent financing for an investor 1-4 is $XXX,XXX.XX  The loan closed with a loan amount of $XXX,XXX.XX  The file included an approved exception (pg XX) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg XX) require a minimum credit score of XXX. The borrower's qualifying score is XXX. The file included an approved exception (pg XXX), citing mitigating factors of seasoned investor and seasoned business.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
J44CQ5JMVL4	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pg XX) requires 1-4 Tenant Occupied;  If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The evidence of insurance (pg XX) reflects loss of use and the policy does not reflect it is a Landlord/Rental policy.

*** (OPEN) Loan does not conform to program guidelines - EV 2
													COMMENT: The matrix (p X) indicates a max of X years I/O fixed term. The subject note reflects a XX year I/O term. The loan approval did not have an approved exception for this.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
2D42YNTIO3L	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT: The guidelines (pg XX) 1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance (pg XX) does not include loss of rents.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Purpose does not meet eligibility requirement(s) - EV R
COMMENT: The guidelines (pg XX) If incidental cash-out involved in a rate/term refinance exceeds the lesser of X% or $XXX,XXX.XX Cash-out is defined as any amount paid out of settlement proceeds that are not applied to valid loans secured by the subject property or acceptable closing costs. The final HUD (pg XX) reflects $XXX,XXX.XX paid in back taxes from XX and $XXX,XXX.XX for a Judgment payoff to XXX. The loan approval (pg XX) confirms the loan was locked as a rate and term loan. The final HUD reflects monies paid out of settlement proceeds that are not applied to valid loans secured by the subject property or acceptable closing in the amount of $XXXX
FTSPMEZS0DZ	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XXXX expired XXXX The loan closed XXXX. The file included an approved exception (pg XX) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XX) All policies shall be issued by an insurance carrier with a rating of "A-VIII" or better by XXXX, rating of A or better by XXXX Inc., or a rating of "A" or better as to claims-paying ability by XXXX Rating Group. The rating is confirmed as B+ (p XXXX). The file included an approved exception (pg XX) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past XXXX months on the subject property. The file is missing evidence of the XXXX payment.
DS5RLRD0XJY	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT:   The guidelines (pg XX) indicate a Borrower on title less than X months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The sitex report (pg XX) confirms the borrower was obtained a warranty deed recorded XXXX with a sale price of $XXX,XXX.XX   The value of $XXX,XXX.XX  (OPEN) Rural Property ineligible - EV 2
													COMMENT: The guidelines (pg XX) Properties located in a town or city with less than X population will be classified as rural and are not eligible collateral. Properties located in a town or city with a population less than X but greater than or equal to X and are within a X miles radius (center of each city) of a city with a population of X or more are eligible collateral. The population as of X is X and the nearest city with population over X is X miles away. The file included an approved exception (pg X ), citing mitigating factors of seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
AUMDDWUFIW4	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pg XX) If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Cancelled rent checks from the Borrower for the past 12 months. The file included evidence of rent payments fromXXXX.  The file is missing evidence of the XXXX payment. The file included an approved exception (pg XX) Does not meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines (pg XX) indicate a Borrower on title less than X months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower was deeded to the property XXXX and the transaction is a cash out refinance.  The borrower does not meet X months of seasoning for a cash out transaction. The file included an approved exception (pg XX) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of X.  The borrowers’ qualifying score is X The file included an approved exception (pg XX) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past X months on the subject property. The mortgage paid is not in the name of the borrower. The file included an approved exception (pg X ), citing mitigating factors of low LTV.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
XOBTI0CDZVU	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Cash to Close Requirement (Fail) - EV 2
COMMENT: The BRW verified assets total $XXX,XXX.XX The funds to close total is $XXX,XXX.XX The $XXX,XXX.XX paid at closing is from an unverified account. Leaving the BRW short in verified funds of $XXX,XXX.XX The loan approval has an approved exception allowing based on mitigated factor of high FICO.	*** (CURED) Hazard Insurance - EV R
COMMENT: Lender guidelines section X for traditional loans required Law and Ordinance endorsement and owner/user properties require Business Interruption coverage. The hazard insurance policy in the file (P.xxx) does not contain these required coverages.
BEY24NKZZBE	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past X months on the borrower’s primary residence. The credit report reflect the last reporting date of the borrowers primary residence is XXXX. The file is missing evidence of the XXXX and XXXX payments.
QH2GC2QHUPT	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The matrix (pg XX) reflects the Fixed Interest Only period is a X-year term.  The note (pg XX) confirms the loan closed with an Interest Only period of X years (XXXX).

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: The matrix requires a X% reduction of the LTV for first time investors. The maximum LTV allowed for a Investor 1-4 transaction isX%. The borrower is a first-time investor; therefore the max allowed is X%. The loan closed with a LTV of X%. The file included an approved exception (pg X), citing mitigating factors of high FICO and strong reserves.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The guidelines (pg XX) require down payment and verification of funds to close.   The final HUD reflected the borrower was required to bring $XXX,XXX.XX  to closing.  The file included an incoming wire confirming the funds came from an account ending with XX.  The file did not include evidence of the bank statements

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT: The guidelines (pg XX) months PI reserves required post-closing. The final HUD reflected the borrower was required to bring $XXX,XXX.XX to closing plus X months of PI reserves in the amount of $XXX,XXX.XX The loan approval reflects three accounts identified with XXX. The file did not include statements for all three accounts. The file included evidence of two accounts with a balance of $XXX,XXX.XX and $XXX,XXX.XX for total combined balance of $XXX,XXX.XX The file included evidence of the incoming wire for the funds to close from the undocumented account.
GIGBOFVGBNL	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg XX) require a minimum credit score of X. The borrower's qualifying score is X. The file included an approved exception (pg X), citing mitigating factor of low LTV.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
ED3WG54Y5DV	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Purpose does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg XX) Properties that have been recently listed (within the past X months) are Eligible for Rate and Term refinances only. The appraiser confirmed the property was on the market for X days and taken off the market XXXX. The loan closed as a cash out refinance.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
ZD2HK1RCCGL	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past X months on the borrower’s primary residence. The credit report reflects the date of last reporting for the borrowers primary residence is XXXX The file did not include evidence of XXXX and XXXX housing payments.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R *** (CURED) Missing Documentation - EV R COMMENT: The file is missing the executed Insurance Waiver.
OZRRH4YSIGJ	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) For Investor 1-4 properties, $XXX,XXX.XX  The evidence of liability insurance reflects coverage of $XXX,XXX.XX  The file included an approved exception (pg XX) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past X months on the borrower’s primary residence and subject property. The credit report confirms the borrowers first lien paid through XXXX and the second lien paid through XXXX. The file is missing evidence of XXXX for the first lien and XXXX for the second lien. The file included bank statements to document the payment history for the subject from XXXX. The file is missing evidence of the XXXX payments.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Condo / PUD rider Missing - EV R
COMMENT:   The file is missing the PUD Rider

*** (CURED) Missing Documentation - EV R
COMMENT: The file is missing the executed Anti-Coercion disclosure.
3B5KX4W204X	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Bankruptcy History does not meet guidelines - EV 2
COMMENT:   The guidelines (p X) indicates Bankruptcy (All except Chapter X) has a X-year time period from dismissal or discharge date. The credit report (pX) reflects a Chapter X bankruptcy filed XXXX and discharged XXXX, which is within the X-year time frame. The file included an approved exception (pg XX) Loan does not conform to program guidelines - EV 2
													COMMENT: The matrix (pg XX) indicates first time homebuyers are ineligible for investment 1-unit properties. The borrower meets the definition of first-time homebuyer, based on section X. The borrower is not eligible for the subject transaction. In addition, the matrix indicates there is a X% reduction of the LTV for a first time investor for a max LTV of X%. The subject loan closed with an LTV of X%. The file included an approved exception (pg X), citing mitigating factor of seasoned business.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
XMDPDFWAXLR	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past X months on the borrower’s primary residence. The file is missing evidence of XXXX payment. The file included an approved exception (pg X), citing mitigating factors of seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
S5OIQLPCSIA	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The hazard insurance does not have ordinance and law coverage and the premium was not collected at closing (payment plan).  The loan approval has an approved exception allowing based on being a seasoned investor.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: The LTV of X% exceeds the maximum allowable of X% byX%. The loan approval has an approved exception allowing based on mitigated factor of strong reserves and seasoned investor.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan file is missing the final signed Settlement Statement for the subject loan.
YC1NSIXP1XK	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past X months on the borrowers primary residence.  The  mortgage is in the name of the XXXX. The file included an approved exception (pg XX) Purpose does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg XX) Properties that have been recently listed (within the past X months) are Eligible for Rate and Term refinances only with a X-year prepayment. The appraiser indicated the property was listed on X For $XXX,XXX.XX The Price Changed To $XXX,XXX.XX It is currently in active status as of the effective date of the appraisal, (XXX). A search of the property confirms the listed was removed XXXX and re-listed XXXX. The subject loan closed as a cash out refinance with a X-month prepayment	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
UJEBOJATZLV	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT: The guidelines (pg XX) require the policy must contain Law and Ordinance endorsement “X for traditional X property types. The evidence of insurance (pg XX) does not include the law and ordinance endorsement.
I1QUQEOSOUK	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
ZXWAGTQOXEK	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
													COMMENT: The subject transaction is a refinance, the appraisal reflected the property was vacant. The file did not include a lease for the subject property. The file included an approved exception (pg X), citing mitigating factors of low LTV and strong marketing trends.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
Y2BJAIMDP3X	XXXXXX	XXXX XXX XXXX	3	1	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Hazard Insurance - EV R
COMMENT:   The guidelines (pg XX) indicates all policies shall be issued by an insurance carrier with a rating of "X-X or better by XX, rating of X or better by XXXX., or a rating of "X" or better as to claims-paying ability by XXXX. The evidence of insurance (p XX) indicates the policy is underwritten by XXXX Insurance Company. The XX X rating documented (p X) is for XXXX

*** (CURED) Occupancy does not meet eligibility requirement(s) - EV R
COMMENT: The guidelines (pg XX) Properties that are vacation homes or second homes are considered owner occupied if the borrower or their immediate family use or intend to use the property for more than XXdays. The lease agreement (p XXX) appears to be rented to a family member as the borrower and the tenant have the same last name of XXX.
F40TQ4UOAXT	XXXXXX	XXXX XXX XXXX	3	2	2	3	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
													COMMENT: The guidelines (pg XX) require a mortgage payment history not reported on the credit report must be verified for the past X months on the primary residence. The loan file contains (p X) a mortgage statement dated X and a copy of the final CD (p X) which supports a recent refinance on the primary residence as of X The loan X report (pX) does not reflect the purchase date of the primary; therefore, an incomplete payment history of the primary residence. The file included an approved exception (pg X), citing mitigating factors of strong reserves and high FICO.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R *** (CURED) Missing flood cert - EV R COMMENT: The loan file is missing a copy of the flood cert for XX XX
W4LKSSVXMBL	XXXXXX	XXXX XXX XXXX	3	2	3	2	2	2	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: DP3, special/broad, dwelling fire form 3, DP-3, or a proprietary landlord insurance policy from major carrier. The evidence of insurance (pg XX) does not specify the form type. The file included an approved exception (pg XX) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XX) wind/hail deductible up to the lesser of 5% or $XXX,XXX.XX  The evidence of insurance (pg XX) does not specify wind/hail coverage is included in the policy.

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT:   The guidelines (pg XX) Properties that have been recently listed (within the past X months) are Eligible for Rate and Term refinances only with a X-year prepayment. The subject appraisal (p XX) reflects the subject was listed for sale since XXX and removed multiple times since. The last listed date was XXXX for $XXX,XXX.XX  The subject transaction is a Rate and Term refinance with a X-year prepayment. The file included an approved exception (pg XX) Verification of Morgage XX Lien  - EV 2
													COMMENT: The guidelines (pg XX) indicates If there is a mortgage that (II) was not reported within X days of the credit report date, the underwriter will confirm that the account is not X or more payments past-due as of the date of the application. The credit report (p X) dated X reflects a X attached to the primary residence with an account ending in #X and original balance of $XXX,XXX.XX The loan file is missing documentation to support the XX lien on the primary residence is current.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
D3YESK3DVWE	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT: The matrix requires a X% reduction of the LTV for first time investors. The maximum LTV allowed is X%, the borrower is a first-time investor; therefore the max allowed is X%. The loan closed with a X% LTV. The file included an approved exception (pg X), citing mitigating factor of strong reserves.	*** (CURED) HUD is not fully executed - EV R
COMMENT:   The guidelines (pg XX) only provides the buyer information.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT: The loan file is missing an executed copy of the mortgage.
DC2FRCSBXMK	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
Q4MK2K4RZPM	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg XX) require a minimum credit score of X. The borrower's qualifying score is X The file included an approved exception (pg X), citing mitigating factor of seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
LCE4KH2CV0F	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Rural Property ineligible - EV 2
													COMMENT: The guidelines (pg XX) Properties located in a town or city with less than X population will be classified as rural and are not eligible collateral. Properties located in a town or city with a population less than X but greater than or equal to X and are within a X miles radius (center of each city) of a city with a population of X or more are eligible collateral. The city of XXXX, X population search is under X and the nearest city with a population over X is X, X and is over X miles from subject. The real estate review (p X) supports the subject has failed the rurality guidelines.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
NOM3CFMYLKR	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT: Lender guidelines section X states Landlord insurance policy containing loss of rents, loss of use or business income coverage. If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The hazard policy (P.xxx) has loss of use but does not indicate it is a Landlord/Rental policy.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Title issue - EV R
COMMENT: The preliminary title (P.xxx) requires the satisfactory disposition of the XXXXc lien filed XXXX. The loan file does not have evidence this lien was removed.
ZPF3IH30IT2	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: The guideline maximum LTV is X% and the subject LTV is X%. The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor and high FICO.	*** (CURED) Hazard Insurance - EV R
COMMENT: Lender guidelines section X states Landlord insurance policy containing loss of rents, loss of use or business income coverage. If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The hazard policy does not contain any rental coverage at all.
GG1PRANFB5I	XXXXXX	XXXX XXX XXXX	3	1	3	1	1	1	*** (CURED) Entity Evidence of signatory authority - EV R
COMMENT:   The file is missing the Certificate of Authority.

*** (CURED) Guaranty is Missing  - EV R
COMMENT:   The file is missing the executed Guaranty.

*** (CURED) Loan Agreement - EV R
COMMENT:   The file is missing the executed Loan Agreement.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The file is missing the executed Note.

*** (CURED) Missing Documentation - EV 3
COMMENT:   The file is missing the Agreement to Provide Insurance, Allonge, Assignment of Mortgage, Signature Affidavit, Cert of Oil & Hazardous, Consent to use Tax Returns and Business Purpose.

EVOYIGUDD3T	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   Lender guidelines require a minimum score of X and the borrower qualifying score is X.  The loan approval has an approved exception allowing based on mitigated factor for being a seasoned investor.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The file is missing the X payment for the primary residence. The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.	*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing a XX report for XXXX
F2J3V43TFOJ	XXXXXX	XXXX XXX XXXX	3	1	3	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The guidelines (pg XX) require down payment and verification of funds to close.  The file is missing evidence of bank statements.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT: The file is missing the final HUD executed by the borrower or stamped by the settlement agent.
EJBKNPFEBQN	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT: The guidelines (pg XX) For Borrower(s) to be eligible for the programs, they must exhibit at least X active major consumer credit and/or mortgage accounts. The credit report (pg XX) reflects (1) open account reporting X months, with a balance of $XXX,XXX.XX Borrower does have a total of Xopen charge accounts; however, none with current activity. Credit was established JX.
KEB5HUHMYBI	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1
FE3YPSFXLVB	XXXXXX	XXXX XXX XXXX	3	2	3	3	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT:   The subject is owned less than 1X months (X months).  The loan approval has an approved exception allowing with mitigated factor listed as other.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The loan file is missing the master HOA policy (HO6 is sufficient coverage).  The loan approval has an approved exception allowing with mitigated factor listed as other.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: There is no payment history on the subject property purchased X. The loan approval has an approved exception based on mitigated factor of being a seasoned investor.
ERJ44QPXGJ5	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT:   The guidelines (pg XX) indicate a Borrower on title less than XX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower obtained title to the property XXXX

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XX) insurance criteria: An "all risk" policy is acceptable on the following forms: DP3, special/broad, X, DP-3, or a Proprietary landlord insurance policy from major carrier.  The evidence of insurance was a binder not a policy on the correct form.  The file included an approved exception (pg XX) requires a policy number must be indicated.  The evidence of insurance reflects the policy number as Binder.

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
													COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past X months on the borrower’s primary residence. The file did not include evidence of the borrowers primary residence as the mortgage is in the wifes name alone. The file included an approved exception (pg X), citing mitigating factors of seasoned investor.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The file is missing the final HUD executed by the borrower or stamped by the settlement agent.
DISKBKDUPLD	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
COMMENT:   The matrix (pg XX) reflects the minimum loan amount for 1-4 investor property is $XXX,XXX.XX   The subject loan closed with a loan amount of $XXX,XXX.XX  The file included an approved exception (pg XX) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg XX) require a minimum credit score of X. The borrower's qualifying score is X. The file included an approved exception (pg X), citing mitigating factor of low LTV.
XKLM0NVJZJY	XXXXXX	XXXX XXX XXXX	2	2	2	2	2	2	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The hazard insurance does not have Ordinance and Law coverage.  The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT: The subject property profile shows the subject listed for sale; however, X listing shows apartment listed for rent. Loan approval has an approved exception allowing based on mitigated factors of low LTV and high FICO.
PH2PLR4ZFH2	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1
HHV2M2JWLYI	XXXXXX	XXXX XXX XXXX	3	2	3	2	2	2	*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT:   The guidelines (pg XX) indicate a Borrower on title less than X months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the subject property on XXXX for $XXX,XXX.XX  The value of $XXX,XXX.XX  The increase in value is supported within the market based on the homes condition. The file included an approved exception (pg XX) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg XX) require a minimum credit score of X. The borrower's qualifying score is XXX. The file included an approved exception (pg X), citing mitigating factor of seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT: The file is missing the final HUD executed by the borrower or stamped by the settlement agent is missing. The loan file contains a copy of the Estimated HUD Approved for Funding (pg XX.
UUPBTY0AO4G	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pg XX) require a minimum credit score of X. The borrower's qualifying score is X. The file included an approved exception (pg XX) Rural Property ineligible - EV 2
COMMENT:   The guidelines (pg XX) Properties located in a town or city with less than X population will be classified as rural and are not eligible collateral. Properties located in a town or city with a population less than X but greater than or equal to X and are within a 25 miles radius (center of each city) of a city with a population of X or more are eligible collateral. The city of XX, X population search is under X and the nearest city with a population over X is XX XX and is XX miles from subject. The file included an approved exception (pg XX) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg XX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past X months. The loan file has a VOM (pg XX) from private party verifying payments from X X. The loan file has a processor cert (p X) verifying a conversation with the private lender on the monthly payments and terms of the loan. The loan file is missing the canceled checks or proof of payments from the borrower.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
OBEGX3BRZWL	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The subject is currently XXX due to recent renovation.  The loan approval has an approved exception allowing based on mitigated factors of low LTV and strong marketing trends.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The borrower lives rXXX. The loan approval has an approved exception allowing based on mitigated factors of low LTV and strong marketing trends.	*** (CURED) Borrower(s) Flood Insurance Requirements (Fail) - EV R COMMENT: The appraisal and flood cert reflects the subject is in a flood zone. The loan file is missing the flood insurance.
UV3PZTYUBBR	XXXXXX	XXXX XXX XXXX	3	2	3	2	2	2	*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT:   The guidelines (pg XX) Properties that have been recently listed (within the past X months) are Eligible for Rate and Term refinances only with a XX-year prepayment. The appraisal (pg XX) for the subject was listed for sale on XXXX for $XXX,XXX.XX  The loan file contains (p XX) a MLS listing cancellation. The file included an approved exception (pg XX) Purpose does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg XX) indicate a Borrower on title less than XX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the subject on XX for $XXX,XXX.XX The value of $XXX,XXX.XX The loan file contains a schedule of improvements (p XX) for $XXX,XXX.XX The file included an approved exception (pg XX), citing mitigating factor of high FICO.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Missing Documentation - EV R
COMMENT: The waiver of insurance escrow disclosure is not fully executed by the borrower.
FHOSSJLJUAG	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance (pg XX) does not include the law and ordinance endorsement. The file included an approved exception (pg XX) Mortgage history for primary residence less than XXmonths - EV 2
COMMENT: The guidelines (pg XX) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types. The evidence of insurance (pg XX) does not include the law and ordinance endorsement. The file included an approved exception (pg XX), citing mitigating factors of seasoned investor and strong reserves.
RIGFXNVH11O	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT:   The guidelines (pg XX) indicate a Borrower on title less than XX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower acquired the property on XX via a deed transfer and zero cost. The value of $XXX,XXX.XX  (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg XX) require a minimum credit score of XX The borrowers’ qualifying score is XX. The file included an approved exception (pg XX), citing mitigating factors of seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
FRRHKBW2HPW	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Credit report incomplete - EV 2
COMMENT:   The credit report reflects the incorrect social security number.  The credit reflects a social security number beginning with XX.  The borrowers social security card confirms the borrowers number begins with XX The file included an approved exception (pg XX) Does not meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines (pg XX) indicate a Borrower on title less than XX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX thru XX for a combined purchase price of $XXX,XXX.XX   The value of $XXX,XXX.XX  (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg XX) require a minimum credit score of XX. The borrowers’ qualifying score is XX. The file included an approved exception (pg ), citing mitigating factors of seasoned investor. The file included an approved exception (pg XX), citing mitigating factors of seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT: The file is missing the final HUD executed by the borrower or stamped by the settlement agent.
QA35S5C0DK1	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: Lender guidelines require a minimum score of X and the borrowers qualifying score is X. The loan approval has an approved exception allowing based on mitigated factors of being a seasoned investor and low LTV.	*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing the signed Business Purposes Certification.
RP41L0UX2QY	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past X months on the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg X), citing mitigating factors of strong marketing trends.
T2FPXF4ZAA5	XXXXXX	XXXX XXX XXXX	3	2	3	3	2	2	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was XXXX.  The file did not include a lease for the subject property.

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT:   The guidelines (pg XX) Properties that have been recently listed (within the pastX months) are Eligible for Rate and Term refinances only with aX-year prepayment. The appraisal (pg XX) reflects the subject was listed for sale on XX for $XXX,XXX.XX  and withdrawn on XX The loan file does not include an approved exception for the cash out refinance and no prepayment term.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines (pg XX) require a mortgage payment history not reported on the credit report must be verified for the past X months on the subject property. The loan file contains (p X) a LLC activity statement for the current construction mortgage closed on XX supporting payments from X or X months. The file included an approved exception (pg X), citing mitigating factors of low LTV and high FICO.	*** (CURED) Missing Doc - EV R COMMENT: The loan file is missing an executed waiver of insurance escrows signed by the borrower.
ETK02UPOZQM	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1
F13OJB3B1TZ	XXXXXX	XXXX XXX XXXX	3	2	3	2	1	2	*** (OPEN) Property listed for sale in past 12 months - EV 2
													COMMENT: The guidelines (pg XX) Properties that have been recently listed (within the past X months) are Eligible for Rate and Term refinances only with a X-year prepayment. The appraisal (pg XX) for the subject was listed for sale on X for $XXX,XXX.XX (p X). The file included an approved exception (pg X), citing mitigating factor of seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
WU3U2DS3KXN	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Consumer lates exceed guidelines - EV 2
COMMENT:   The guidelines (pg XX) confirms the borrower has X charge off accounts which total in the amount of $XXX,XXX.XX  The credit report (p X) reflects X installment accounts with a combined past due balance of $XXX,XXX.XX  which was not paid closing. The file included an approved exception (pg XX) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg XX) require a minimum credit score of X. The borrower's qualifying score is X. The file included an approved exception (pg X), citing mitigating factors of low LTV and property condition.	*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing a signed waiver of insurance escrow form.
TSTBAIKKHCD	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past X months on the borrower’s primary residence. The X report (pg XX) confirms the borrower has a Xnd lien in the amount of $XXX,XXX.XX The file did not include evidence of the XXX lien on the borrowers primary residence.
I1DJ4NT3PXI	XXXXXX	XXXX XXX XXXX	3	3	3	3	1	3	*** (OPEN) Property Issues indicated - EV 3
COMMENT: The appraisal (pg XX) indicates a revision was made as the requester indicated we do not accept subject to reports, please change to as-is, we will require the water heater to be strapped prior to issuing documents. The appraisal was Revised to As-Is, noted in report. The file did not include evidence the water heater was strapped.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT: The file included the estimated HUD (pg XX. The file is missing final HUD, executed by the borrower or stamped by the settlement statement.
CKWJVACDCHL	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
43FWKZI23EN	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg XX) require a minimum credit score of X. The borrower's qualifying score is X. The file included an approved exception (pg X), citing mitigating factors of low LTV and seasoned investor.
YKLCOHYN05K	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT: The guidelines (pg XX) require the policy must contain Law and Ordinance endorsement “X” for traditional X property types. The evidence of insurance (pg XX) does not include the law and ordinance endorsement.The file included an approved exception (pg X), citing mitigating factor of seasoned investor.
HWEXJUKRQ4L	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
													COMMENT: The matrix (pg XX) allows a max X% for 1-4 investor products where the loan amount is > $XXX,XXX.XX The loan closed with an X% LTV. The file included an approved exception (pgX), citing mitigating factors of seasoned investor and seasoned business.	*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The final master HUD (p XX) is not executed by the borrower or stamped by the settlement agent.
OAN3UBHWRN3	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Gift Funds not properly documented - EV 2
COMMENT:   The guidelines (pg XX) indicate gifts from immediate family members are allowed for purchase money transactions.  The file included a gift; however, the gift was not from a family member.  The gift was received from the borrowers’ friend. Additionally, The guidelines (pg XX) requires A gift letter signed and dated by the donor is required and must include the amount of the gift funds and that no repayment is expected or implied. The file included a gift letter; however, the letter does not state no repayment is required.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg XX) wind/hail deductible up to the lesser of X% or $XXX,XXX.XX   The evidence of insurance (pg XX) reflects a deductible of $XXX,XXX.XX  (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: The matrix requires a X% reduction of the LTV for first time investors. The maximum LTV allowed for a Traditional I transaction is X%. The borrower is a first-time investor; therefore the max allowed is X%. The loan closed with a LTV of X%. The file included an approved exception (pg X), citing mitigating factors of strong reserves.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Valid ID - Missing - EV R
COMMENT: The final loan application (pg XX) confirms the borrower is XX. The file did not include a copy of the borrowers XX.
5JHVLKJ4LHE	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Collections, liens or judgments not paid at closing - EV 2
COMMENT:   The guidelines (p X) for judgments, garnishments, and liens that are open in the Public Records section of the credit report will be identified and required to be paid before or at closing. The credit report (p X) reflects an open state tax lien for $XXX,XXX.XX  This lien was not paid at or before closing. The file included an approved exception (pg XX) Does not meet minimum loan amount requirements - EV 2
COMMENT:   The matrix (pg XX) reflects the minimum loan amount for 1-4 investor property is $XXX,XXX.XX  The subject loan closed with a loan amount of $XXX,XXX.XX  The file included an approved exception (pg XX) Lease Requirement  - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was vacant in one of the two units. The file did not include a lease for the XXXX unit. The file included an approved exception (pg XX) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg XX) require a minimum credit score of X. The borrower's qualifying score is X. The file included an approved exception (pg X), citing an unmitigated factor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
4YZ1CFFI4T0	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
													COMMENT: The guidelines (pg XX) indicates minimum loan amount for permanent financing for an investor 1-4 is $XXX,XXX.XX The loan closed with a loan amount of $XXX,XXX.XX The file included an approved exception (pg X), citing mitigating factor of high FICO.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
AWL4NEX3DIZ	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1
NL4AXYBQHBP	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
OZXWNK5CTZT	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg XX) wind/hail deductible up to the lesser of 5% or $XXX,XXX.XX  The evidence of insurance (pg XX) reflects a wind deductible of 5% or $XXX,XXX.XX  (OPEN) Missing Documentation - EV 2
COMMENT:   The loan file is missing a copy of the SiteX report for the borrower primary residence located at XXXXXXXX

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pg XX) require a mortgage payment history of X the last Xmonths, none in the last X days and mortgage must be current, X or X in the last X months. The credit report (pg XX) dated XX, reflects a mortgage with an original balance of $XXX,XXX.XX  The payment history is through XXXX, and the account was opened XX The loan has reported a X-day late payments within X days as of X.

*** (OPEN) Rural Property ineligible - EV 2
													COMMENT: The guidelines (pg XX) Properties located in a town or city with less than X population will be classified as rural and are not eligible collateral. Properties located in a town or city with a population less than X but greater than or equal to X and are within a X miles radius (center of each city) of a city with a population of X or more are eligible collateral. The city of IXX population search is under X and the nearest city with a population over X is X, X and is over X miles from subject.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
Q2FP0HWUU50	XXXXXX	XXXX XXX XXXX	3	1	3	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The file is missing the final executed loan application.

*** (CURED) Missing Title evidence - EV R
COMMENT: The file is missing evidence of the full preliminary title. The file included one page of the preliminary report (pg XXX).
JZFE4KUSU2H	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1
Y2RDMZ5Q3GF	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
													COMMENT: The guidelines (pg XX) If the Borrower previously rented, a X-month rental history must be verified. The file included evidence of rent payments from XX. The file is missing evidence of X or X payment for a full X month payment history. The loan application reflects the borrower has lived at their primary residence for X years.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
QGO5MB5BGJ5	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: Lender guidelines section X states Landlord insurance policy containing loss of rents, loss of use or business income coverage. If loss of use is indicated, insurance policy must indicate landlord/rental policy. The subject policy has loss of use coverage but does not indicate it is a landlord/rent policy.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
FTPQCMPSTJP	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than X months - EV 2
COMMENT:   The guidelines (pg XX) for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past X months from borrower. The loan file contains a copy (p X) of the current lease with a move in date of XX. The loan file contains (p X lease payments from X, or X months. The file included an approved exception (pg XX) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pg XX) require a mortgage payment history of X, the last 1X months, none in the last X days and mortgage must be current, X or X in the last X months. The loan file contains (p X) pay history on the subject for a rated mortgage with dates from X - X and due for X payment. The documents reflect deferred payments from X - X. The file included an approved exception (pg X), citing mitigating factor of seasoned investor; however, the borrower has only owned the subject for just over X year.
GI35VXOPME3	XXXXXX			XXXX XXX XXXX		1	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
DBO33S1XXOW	XXXXXX	XXXX XXX XXXX	3	1	1	3	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
COMMENT: The appraisal is completed subject to photo/inspection of the back corner bedroom of Unit and a photo of the bathroom by the kitchen. The loan file does not contain evidence this was completed.
VU45YI2WXBW	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pg XX) require a minimum credit score of X The borrower's qualifying score is X. The file included an approved exception (pg X), citing mitigating factors of seasoned business and seasoned investor.
D3GDZSN0EUJ	XXXXXX	XXXX XXX XXXX	3	1	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT: The final HUD executed by the borrower or stamped by the settlement agent is missing. The loan file contains a copy of the Estimated HUD (pg XX).
UX3Q4HMLLBV	XXXXXX	XXXX XXX XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT:   The guidelines (pg XX) indicate a Borrower on title less than X months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower inherited the XX subject property on XX for $XXX,XXX.XX  The file included an approved exception (pg XX) HUD-1 Closing Statement missing or unsigned - EV 2
COMMENT:   The final master HUD executed by the borrower or stamped by the settlement agent is missing.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines (pg XX) require a minimum credit score of X. The borrower's qualifying score is X. The file included an approved exception (pg X), citing mitigating factor of other.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
DAOWKYPTFHN	XXXXXX	XXXX XXX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix (pg XX) allows a max XX% for 1-4 investor products and also requires a X% Reduction of LTV due to 1st time investor for a total max LTV allowed of X%. The loan closed with a LTV of X.00%. The file included an approved exception (pg XX) Loan does not conform to program guidelines - EV 2
													COMMENT: The matrix (pg XX) indicates first time homebuyers are ineligible for investment 1-unit properties. The borrower meets the definition of first-time homebuyer, based on section X. The borrower is not eligible for the subject transaction. The file included an approved exception (pg X), citing mitigating factors of high FICO and strong reserves.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
O1WAL1FLPW1	XXXXXX	XXXX XXX XXXX	3	1	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Missing LLC / Entity Documents - EV R
COMMENT:   Lender guidelines section X states a complete Shareholder, Director and Officer list identifying all shareholders, directors and officers and their respective ownership interest.  The loan file is missing this documentation.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT: The loan file is missing the hazard insurance policy. The policy in the file (P.xxx) is for a property located on XXXX